UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number   811-01236

DWS Market Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (201) 593-6408

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
 (Name and Address of Agent for Service)

Date of fiscal year end:	10/31

Date of reporting period:	4/30/2011

ITEM 1.	REPORT TO STOCKHOLDERS

APRIL 30, 2011 Semiannual Report to Shareholders

DWS Balanced Fund

Contents
4 Performance Summary
8 Information About Your Fund's Expenses
10 Portfolio Summary
12 Investment Portfolio
38 Statement of Assets and Liabilities
40 Statement of Operations
41 Statement of Changes in Net Assets
42 Financial Highlights
47 Notes to Financial Statements
61 Summary of Management Fee Evaluation by Independent Fee Consultant
65 Account Management Resources
66 Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the fund. Please read the prospectus carefully before you invest.

Although allocation among different asset categories generally limits risk, portfolio management may favor an asset category that underperforms other assets or markets as a whole. Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. The fund may use derivatives, including as part of its Global Tactical Asset Allocation (GTAA) strategy. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increased volatility. Because ETFs trade on a securities exchange, their shares may trade at a premium or discount to their net asset value. ETFs also incur fees and expenses so they may not fully match the performance of the indexes they are designed to track. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks. Stocks may decline in value. See the prospectus for details.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary April 30, 2011
Average Annual Total Returns as of 4/30/11
Unadjusted for Sales Charge	6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	9.07%	12.12%	2.49%	2.88%	2.26%
Class B	8.51%	10.91%	1.71%	2.33%	1.58%
Class C	8.63%	11.20%	1.65%	2.04%	1.40%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	2.80%	5.68%	0.49%	1.66%	1.66%
Class B (max 4.00% CDSC)	4.51%	7.91%	1.06%	2.15%	1.58%
Class C (max 1.00% CDSC)	7.63%	11.20%	1.65%	2.04%	1.40%
No Sales Charges						Life of Class S*
Class S	9.17%	12.34%	2.74%	3.11%	N/A	3.96%
Institutional Class	9.38%	12.65%	2.86%	3.23%	2.61%	N/A
Russell 1000® Index+	17.12%	18.02%	2.30%	3.30%	3.34%	5.02%
Barclays Capital US Aggregate Bond Index++	0.02%	5.36%	5.81%	6.33%	5.74%	5.53%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

‡ Total returns shown for periods less than one year are not annualized.

* Class S shares commenced operations on March 14, 2005. Index returns began on March 31, 2005.
Average Annual Total Returns as of 3/31/11 (most recent calendar quarter end)
Unadjusted for Sales Charge	1-Year	3-Year	5-Year	10-Year
Class A	10.22%	2.68%	2.53%	2.39%
Class B	9.27%	1.93%	1.99%	1.72%
Class C	9.42%	1.84%	1.70%	1.54%
Adjusted for the Maximum Sales Charge
Class A (max 5.75% load)	3.88%	0.67%	1.32%	1.78%
Class B (max 4.00% CDSC)	6.27%	1.28%	1.80%	1.72%
Class C (max 1.00% CDSC)	9.42%	1.84%	1.70%	1.54%
No Sales Charges					Life of Class S*
Class S	10.44%	2.90%	2.74%	N/A	3.54%
Institutional Class	10.75%	3.02%	2.84%	2.73%	N/A
Russell 1000® Index+	16.69%	2.98%	2.93%	3.83%	4.57%
Barclays Capital US Aggregate Bond Index++	5.12%	5.30%	6.03%	5.56%	5.39%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Class S shares commenced operations on March 14, 2005. Index returns began on March 31, 2005.

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit www.dws-investments.com for the Fund's most recent month-end performance. Performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated March 1, 2011 are 0.99%, 2.02%, 1.81%, 0.79% and 0.62% for Class A, Class B, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

Equity index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. Fixed income index returns, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Balanced Fund — Class A [] Russell 1000 Index+ [] Barclays Capital US Aggregate Bond Index++

Yearly periods ended April 30

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 5.75%. This results in a net initial investment of $9,425.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

+ The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

++ The Barclays Capital US Aggregate Bond Index is an unmanaged, market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities.
Net Asset Value and Distribution Information
	Class A	Class B	Class C	Class S	Institutional Class
Net Asset Value: 4/30/11	$9.59	$9.59	$9.58	$9.59	$9.60
10/31/10	$8.85	$8.85	$8.84	$8.85	$8.86
Distribution Information: Six Months as of 4/30/11: Income Dividends	$.06	$.01	$.02	$.07	$.08

Lipper Rankings — Mixed-Asset Target Allocation Moderate Funds Category as of 4/30/11
Period	Rank		Number of Fund Classes Tracked	Percentile Ranking (%)
Class A 1-Year	316	of	484	66
3-Year	342	of	441	78
5-Year	307	of	374	82
10-Year	165	of	180	92
Class B 1-Year	408	of	484	85
3-Year	377	of	441	86
5-Year	332	of	374	89
10-Year	170	of	180	94
Class C 1-Year	393	of	484	82
3-Year	382	of	441	87
5-Year	338	of	374	91
10-Year	173	of	180	96
Class S 1-Year	295	of	484	61
3-Year	318	of	441	72
5-Year	288	of	374	77
Institutional Class 1-Year	271	of	484	56
3-Year	304	of	441	69
5-Year	277	of	374	74
10-Year	162	of	180	90

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B shares limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (November 1, 2010 to April 30, 2011).

The tables illustrate your Fund's expenses in two ways:

•Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. An account maintenance fee of $6.25 per quarter for Class S shares may apply for certain accounts whose balances do not meet the applicable minimum initial investment. This fee is not included in these tables. If it was, the estimate of expenses paid for Class S shares during the period would be higher, and account value during the period would be lower, by this amount.
Expenses and Value of a $1,000 Investment for the six months ended April 30, 2011
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,090.70	$1,085.10	$1,086.30	$1,091.70	$1,093.80
Expenses Paid per $1,000*	$4.92	$10.24	$9.16	$3.84	$3.06
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 11/1/10	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 4/30/11	$1,020.08	$1,014.98	$1,016.02	$1,021.12	$1,021.87
Expenses Paid per $1,000*	$4.76	$9.89	$8.85	$3.71	$2.96

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.
Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Balanced Fund	.95%	1.98%	1.77%	.74%	.59%

For more information, please refer to the Fund's prospectus.

Portfolio Summary
Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	4/30/11	10/31/10

Common Stocks	54%	52%
Exchange-Traded Funds — Equity	5%	4%
Total Equity	59%	56%
Corporate Bonds	8%	8%
Government & Agency Obligations	11%	11%
Mortgage-Backed Securities Pass-Throughs	5%	9%
Commercial Mortgage-Backed Securities	3%	2%
Exchange-Traded Funds — Fixed Income	3%	3%
Asset-Backed	1%	0%
Total Fixed Income	31%	33%
Cash Equivalents	10%	11%
	100%	100%

Sector Diversification (As a % of Equities, Corporate Bonds, Senior Bank Loans, Preferred Securities and Other Investments)	4/30/11	10/31/10

Information Technology	15%	15%
Financials	15%	14%
Energy	13%	13%
Industrials	12%	11%
Consumer Discretionary	11%	12%
Health Care	11%	10%
Consumer Staples	8%	10%
Materials	6%	6%
Utilities	5%	4%
Telecommunication Services	4%	5%
	100%	100%

Asset allocation and sector diversification are subject to change.
Ten Largest Equity Holdings at April 30, 2011 (7.5% of Net Assets)
1. Apple, Inc. Manufacturer of personal computers and communication solutions	1.2%
2. Microsoft Corp. Developer of computer software	0.8%
3. McKesson Corp. Provider of health care services	0.8%
4. United Technologies Corp. Manufacturer of aerospace equipment, climate control systems and elevators	0.8%
5. Oracle Corp. Provider of database management software	0.8%
6. Intel Corp. Designer, manufacturer and seller of computer components and related products	0.7%
7. PepsiCo, Inc. Provider of soft drinks, snack foods and food services	0.6%
8. EMC Corp. Provider of enterprise storage systems, software, networks and services	0.6%
9. Marathon Oil Corp. Explorer and producer of oil and natural gas	0.6%
10. Gilead Sciences, Inc. Developer of nucleotide pharmaceuticals	0.6%

Portfolio holdings are subject to change.

For more complete details about the Fund's investment portfolio, see page 12. A quarterly Fact Sheet is available upon request. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's portfolio holdings are also posted on www.dws-investments.com from time to time. Please see the Fund's current prospectus for more information.

Investment Portfolio as of April 30, 2011 (Unaudited)
	Shares	Value ($)

Common Stocks 54.6%
Consumer Discretionary 5.8%
Auto Components 0.7%
Autoliv, Inc. (a)	32,028	2,566,404
BorgWarner, Inc.*	62,285	4,810,893
Minth Group Ltd.	312,665	483,113
Nippon Seiki Co., Ltd.	31,610	367,627
TRW Automotive Holdings Corp.*	10,059	573,967
		8,802,004
Automobiles 0.3%
Daimler AG (Registered) (a)	21,594	1,669,243
Honda Motor Co., Ltd.	45,781	1,756,396
		3,425,639
Distributors 0.2%
Genuine Parts Co.	45,629	2,450,278
Diversified Consumer Services 0.4%
H&R Block, Inc.	252,432	4,364,549
Hotels Restaurants & Leisure 1.2%
Bwin.Party Digital Entertainment PLC*	61,873	158,246
Carnival Corp. (Units)	105,437	4,013,987
Darden Restaurants, Inc.	61,330	2,880,670
Domino's Pizza UK & IRL PLC	43,446	335,925
InterContinental Hotels Group PLC	26,836	587,954
Marriott International, Inc. "A"	105,925	3,739,153
McDonald's Corp.	21,620	1,693,062
Paddy Power PLC	12,959	633,409
REXLot Holdings Ltd.	4,475,974	455,306
Trump Entertainment Resorts, Inc.*	8	146
		14,497,858
Household Durables 0.1%
Hajime Construction Co., Ltd.	12,965	303,880
Jarden Corp.	6,900	251,091
Panasonic Corp.	85,308	1,055,680
		1,610,651
Leisure Equipment & Products 0.1%
Universal Entertainment Corp.*	22,709	846,885
Media 0.6%
Aegis Group PLC	95,077	222,722
Charm Communications, Inc. (ADR)*	14,946	164,406
Dex One Corp.*	819	3,440
JC Decaux SA*	14,009	489,479
News Corp. "A"	232,733	4,147,302
SuperMedia, Inc.*	154	792
WPP PLC	115,081	1,502,115
		6,530,256
Multiline Retail 0.3%
Dollar General Corp.*	41,800	1,362,262
Nordstrom, Inc.	49,864	2,371,033
		3,733,295
Personal Products 0.0%
Vertis Holdings, Inc.	345	6,120
Specialty Retail 1.2%
Advance Auto Parts, Inc.	6,304	412,660
Aeropostale, Inc.*	15,634	399,136
AutoZone, Inc.*	8,811	2,488,050
Best Buy Co., Inc.	71,593	2,235,134
Dick's Sporting Goods, Inc.*	71,274	2,917,245
Guess?, Inc.	9,084	390,521
hhgregg, Inc.* (a)	14,901	184,176
L'Occitane International SA*	99,543	238,660
Limited Brands, Inc.	112,509	4,630,870
Urban Outfitters, Inc.*	11,879	373,713
		14,270,165
Textiles, Apparel & Luxury Goods 0.7%
Adidas AG	18,501	1,377,263
Burberry Group PLC	15,990	345,958
Compagnie Financiere Richemont SA "A"	16,838	1,088,143
Deckers Outdoor Corp.*	8,898	755,084
LVMH Moet Hennessy Louis Vuitton SA	4,095	735,419
NIKE, Inc. "B"	52,230	4,299,574
		8,601,441
Consumer Staples 4.6%
Beverages 0.9%
C&C Group PLC	113,127	579,751
Carlsberg AS "B"	5,671	673,523
Central European Distribution Corp.*	7,125	84,218
Diageo PLC	49,024	997,878
PepsiCo, Inc.	113,214	7,799,312
		10,134,682
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	29,986	2,426,467
CVS Caremark Corp.	116,790	4,232,470
Kroger Co.	102,042	2,480,641
Seven & I Holdings Co., Ltd.	45,259	1,135,487
Wal-Mart Stores, Inc.	77,874	4,281,512
Wesfarmers Ltd.	29,981	1,094,310
		15,650,887
Food Products 1.2%
Diamond Foods, Inc. (a)	10,306	676,074
General Mills, Inc.	58,594	2,260,556
Green Mountain Coffee Roasters, Inc.* (a)	7,456	499,254
Kellogg Co.	104,118	5,962,838
Mead Johnson Nutrition Co.	35,899	2,400,925
Nestle SA (Registered)	22,210	1,378,817
SunOpta, Inc.*	69,084	487,733
Unilever NV (CVA)	28,229	929,049
		14,595,246
Household Products 0.2%
Church & Dwight Co., Inc.	29,026	2,394,065
Personal Products 0.1%
Kao Corp.	48,039	1,203,380
Tobacco 0.9%
Altria Group, Inc.	200,703	5,386,868
Imperial Tobacco Group PLC	34,930	1,229,764
Philip Morris International, Inc.	65,865	4,573,666
		11,190,298
Energy 7.0%
Energy Equipment & Services 1.9%
AMEC PLC	49,541	995,034
Cameron International Corp.*	5,852	308,518
Compagnie Generale de Geophysique-Veritas*	22,284	788,017
Complete Production Services, Inc.*	12,200	414,068
Dresser-Rand Group, Inc.* (a)	8,035	422,159
John Wood Group PLC	40,698	472,911
Lamprell PLC	67,154	417,541
National Oilwell Varco, Inc.	62,015	4,755,930
Noble Corp.	89,600	3,853,696
ProSafe SE	33,713	273,734
Saipem SpA	17,048	967,857
SBM Offshore NV*	23,495	687,467
Schlumberger Ltd.	56,937	5,110,096
Technip SA	1	113
Tecnicas Reunidas SA	4,169	261,693
Transocean Ltd.*	38,951	2,833,685
		22,562,519
Oil, Gas & Consumable Fuels 5.1%
Alpha Natural Resources, Inc.* (a)	33,020	1,920,773
Anadarko Petroleum Corp.	39,581	3,124,524
BG Group PLC	74,295	1,911,327
Canadian Natural Resources Ltd.	80,440	3,777,462
Chevron Corp.	46,126	5,048,030
Cloud Peak Energy, Inc.*	12,799	266,475
ConocoPhillips	43,638	3,444,347
Eni SpA	47,893	1,280,408
EOG Resources, Inc.	37,491	4,233,109
Exxon Mobil Corp.	56,218	4,947,184
Gazprom OAO (ADR)	89,526	1,527,314
LUKOIL (ADR)	16,323	1,137,713
Marathon Oil Corp.	134,438	7,265,030
Nexen, Inc.	116,274	3,073,122
Northern Oil & Gas, Inc.* (a)	11,620	276,091
Occidental Petroleum Corp.	41,260	4,715,605
Plains Exploration & Production Co.*	52,028	1,979,145
Repsol YPF SA	42,270	1,509,484
Suncor Energy, Inc.	112,547	5,181,664
Total SA	37,230	2,383,290
Ultra Petroleum Corp.*	8,647	439,181
Woodside Petroleum Ltd.	27,140	1,392,213
		60,833,491
Financials 6.3%
Capital Markets 1.3%
Affiliated Managers Group, Inc.*	2,796	304,988
Ameriprise Financial, Inc.	27,681	1,717,883
Ashmore Group PLC	100,999	629,376
Charles Schwab Corp.	110,880	2,030,213
ICAP PLC	29,402	254,714
Jefferies Group, Inc.	16,856	407,409
Lazard Ltd. "A"	5,992	245,672
Morgan Stanley	115,764	3,027,229
Partners Group Holding AG	2,583	548,552
T. Rowe Price Group, Inc.	84,020	5,398,285
UOB-Kay Hian Holdings Ltd.	177,332	272,361
Waddell & Reed Financial, Inc. "A"	8,211	336,733
		15,173,415
Commercial Banks 1.5%
Australia & New Zealand Banking Group Ltd.	54,875	1,457,397
Banco Santander Brasil SA (Units)	59,563	685,285
BNP Paribas	14,736	1,166,175
Daegu Bank Ltd.	24,427	408,009
Dah Sing Banking Group Ltd.	158,285	256,395
HSBC Holdings PLC	166,981	1,820,170
Huntington Bancshares, Inc.	20,453	138,876
Industrial & Commercial Bank of China Ltd. "H"	821,163	694,678
Intesa Sanpaolo SpA	292,904	972,658
National Australia Bank Ltd.	41,665	1,236,716
Oversea-Chinese Banking Corp., Ltd.	149,308	1,164,896
Prosperity Bancshares, Inc.	8,675	397,749
Royal Bank of Scotland Group PLC*	1,284,399	890,414
Sberbank of Russia	105,530	385,712
Societe Generale	17,996	1,203,730
Standard Chartered PLC	52,213	1,446,985
Sumitomo Mitsui Financial Group, Inc.	42,709	1,321,310
Swedbank AB "A"	48,457	919,027
UniCredit SpA	553,259	1,424,221
Zions Bancorp. (a)	12,381	302,716
		18,293,119
Consumer Finance 0.0%
Kiatnakin Bank PCL (Foreign Registered)	226,390	250,280
Magma Fincorp Ltd.	84,023	124,947
		375,227
Diversified Financial Services 0.6%
Hong Kong Exchanges & Clearing Ltd.	47,545	1,084,819
ING Groep NV (CVA)*	113,334	1,493,995
JPMorgan Chase & Co.	88,081	4,019,136
		6,597,950
Insurance 2.9%
AIA Group Ltd.*	202,132	683,208
Allianz SE (Registered)	7,584	1,194,072
Assurant, Inc.	88,126	3,498,602
AXA SA (a)	19,603	439,880
Fidelity National Financial, Inc. "A"	172,376	2,661,485
HCC Insurance Holdings, Inc.	85,077	2,768,406
Legal & General Group PLC	610,358	1,252,102
Lincoln National Corp. (a)	155,716	4,863,011
MetLife, Inc.	58,713	2,747,181
Old Mutual PLC	396,691	921,069
PartnerRe Ltd.	59,133	4,751,928
Prudential Financial, Inc.	67,609	4,287,763
Prudential PLC	55,915	722,350
Sampo Oyj "A"	38,223	1,286,270
Transatlantic Holdings, Inc.	48,672	2,399,043
		34,476,370
Real Estate Management & Development 0.0%
K Wah International Holdings Ltd.	1,061,631	422,397
Health Care 6.0%
Biotechnology 1.3%
Amgen, Inc.*	30,701	1,745,352
Celgene Corp.*	101,780	5,992,806
Gilead Sciences, Inc.*	180,173	6,997,919
Metabolix, Inc.* (a)	13,189	106,567
Onyx Pharmaceuticals, Inc.*	6,712	252,170
		15,094,814
Health Care Equipment & Supplies 1.0%
Accuray, Inc.*	36,401	323,605
Baxter International, Inc.	83,559	4,754,507
Becton, Dickinson & Co.	38,114	3,275,517
CONMED Corp.*	8,922	250,530
Edwards Lifesciences Corp.*	21,860	1,887,611
Kinetic Concepts, Inc.*	7,138	421,356
NxStage Medical, Inc.*	19,848	489,055
Thoratec Corp.*	16,944	520,181
		11,922,362
Health Care Providers & Services 2.2%
Aetna, Inc.	65,839	2,724,418
Centene Corp.*	14,964	542,146
Express Scripts, Inc.*	93,200	5,288,168
Fleury SA	32,396	482,892
Fresenius Medical Care AG & Co. KGaA	20,787	1,633,647
Humana, Inc.*	34,861	2,653,619
McKesson Corp.	113,030	9,382,620
WellPoint, Inc.	44,639	3,427,829
		26,135,339
Health Care Technology 0.0%
SXC Health Solutions Corp.*	10,519	580,228
Life Sciences Tools & Services 0.2%
Life Technologies Corp.*	8,997	496,634
Thermo Fisher Scientific, Inc.*	40,514	2,430,435
		2,927,069
Pharmaceuticals 1.3%
AstraZeneca PLC	24,137	1,204,081
Bayer AG (Registered)	15,183	1,334,681
Flamel Technologies SA (ADR)*	44,410	286,445
Merck & Co., Inc.	125,731	4,520,029
Novo Nordisk AS "B"	7,904	999,165
Pacira Pharmaceuticals, Inc.*	33,449	352,552
Questcor Pharmaceuticals, Inc.*	39,496	809,668
Sanofi-Aventis SA	8,668	685,582
Takeda Pharmaceutical Co., Ltd.	24,997	1,214,978
Teva Pharmaceutical Industries Ltd. (ADR)	87,155	3,985,598
VIVUS, Inc.*	27,718	215,646
		15,608,425
Industrials 7.0%
Aerospace & Defense 1.6%
BE Aerospace, Inc.*	13,101	505,568
Northrop Grumman Corp.	49,455	3,145,833
Raytheon Co.	66,121	3,210,174
S&T Dynamics Co., Ltd.	18,280	283,160
TransDigm Group, Inc.*	29,997	2,498,750
United Technologies Corp.	102,509	9,182,756
		18,826,241
Airlines 0.1%
Cebu Air, Inc.	76,134	149,387
Deutsche Lufthansa AG (Registered)*	26,173	593,897
Ryanair Holdings PLC (ADR)	12,403	378,043
Singapore Airlines Ltd.	48,341	561,981
		1,683,308
Building Products 0.0%
Congoleum Corp.*	572,000	0
Commercial Services & Supplies 0.4%
Babcock International Group PLC	53,223	569,647
Prosegur, Compania de Seguridad SA (Registered)	4,154	253,799
Quad Graphics, Inc.*	177	7,091
Serco Group PLC	35,410	334,621
Stericycle, Inc.*	32,098	2,929,906
		4,095,064
Construction & Engineering 0.1%
Aecom Technology Corp.*	13,625	371,417
Chicago Bridge & Iron Co. NV (NY Registered Shares)	14,848	601,938
Shui On Construction & Materials Ltd.	192,140	258,290
		1,231,645
Electrical Equipment 1.0%
AMETEK, Inc.	115,782	5,330,603
Prysmian SpA	13,139	310,011
Roper Industries, Inc.	56,960	4,926,471
Schneider Electric SA	8,696	1,536,594
		12,103,679
Industrial Conglomerates 0.3%
Keppel Corp., Ltd.	146,591	1,425,132
Siemens AG (Registered)	12,118	1,762,909
		3,188,041
Machinery 2.5%
Altra Holdings, Inc.*	13,293	337,509
Amtek Engineering Ltd.*	569,277	548,790
Andritz AG	4,222	435,926
Austal Ltd.	93,391	317,334
Charter International PLC	23,139	317,242
Dover Corp.	57,459	3,909,510
EVA Precision Industrial Holdings Ltd.	760,288	651,011
FANUC Corp.	14,153	2,366,987
Joy Global, Inc.	5,689	574,305
Komatsu Ltd.	57,996	2,046,152
Kubota Corp.	94,273	900,853
MAN SE*	4,524	630,471
Meritor, Inc.*	93,435	1,608,016
Navistar International Corp.*	68,069	4,732,157
Parker Hannifin Corp.	62,510	5,895,943
Rational AG*	1,790	494,858
Rotork PLC	13,398	383,994
SPX Corp.	30,294	2,618,916
Volvo AB "B"	54,144	1,062,728
		29,832,702
Marine 0.2%
A P Moller-Maersk AS "B"	121	1,225,596
Mitsui O.S.K Lines Ltd.	257,188	1,437,944
		2,663,540
Professional Services 0.0%
Brunel International NV	7,239	367,176
Road & Rail 0.5%
Norfolk Southern Corp.	80,180	5,987,842
Trading Companies & Distributors 0.3%
JFE Shoji Holdings, Inc.	54,107	239,054
MISUMI Group, Inc.	21,744	549,378
Mitsubishi Corp.	84,037	2,270,565
Sumikin Bussan Corp.	111,326	258,007
		3,317,004
Transportation Infrastructure 0.0%
Koninklijke Vopak NV	9,568	458,594
Information Technology 9.4%
Communications Equipment 1.3%
Brocade Communications Systems, Inc.*	287,895	1,799,344
Cisco Systems, Inc.	322,020	5,654,671
Harris Corp.	6,726	357,352
QUALCOMM, Inc.	106,104	6,030,951
Riverbed Technology, Inc.*	35,070	1,232,360
Sycamore Networks, Inc.	9,172	224,714
		15,299,392
Computers & Peripherals 2.3%
Apple, Inc.*	40,620	14,145,103
EMC Corp.*	271,781	7,702,273
Hewlett-Packard Co.	111,232	4,490,436
Lexmark International, Inc. "A"*	30,851	994,945
		27,332,757
Electronic Equipment, Instruments & Components 0.2%
Cognex Corp.	9,045	282,928
E Ink Holdings, Inc.*	225,425	458,902
Itron, Inc.*	8,122	442,081
Kingboard Chemical Holdings Ltd.	79,914	438,350
Star Micronics Co., Ltd.	23,150	262,383
Venture Corp., Ltd.	58,410	460,485
		2,345,129
Internet Software & Services 0.6%
Akamai Technologies, Inc.*	99,600	3,430,224
Google, Inc. "A"*	5,132	2,792,321
Internet Initiative Japan, Inc.	116	390,659
Meetic	5,036	113,527
NIC, Inc.	24,502	314,973
United Internet AG (Registered)	23,145	453,541
		7,495,245
IT Services 1.2%
Accenture PLC "A"	65,396	3,736,073
Cardtronics, Inc.*	21,224	451,010
Computer Sciences Corp.	44,690	2,278,296
Digital Garage, Inc.*	116	642,810
International Business Machines Corp.	19,340	3,299,017
Telvent GIT SA*	9,468	291,520
VeriFone Systems, Inc.*	70,703	3,875,938
		14,574,664
Office Electronics 0.2%
Canon, Inc.	53,730	2,536,117
Semiconductors & Semiconductor Equipment 1.1%
ARM Holdings PLC	53,851	561,986
FSI International, Inc.*	56,769	261,137
Intel Corp.	370,988	8,603,212
Lam Research Corp.*	4,503	217,540
Skyworks Solutions, Inc.*	62,462	1,965,054
Taiwan Semiconductor Manufacturing Co., Ltd.	431,272	1,102,331
		12,711,260
Software 2.5%
Adobe Systems, Inc.*	39,120	1,312,476
Check Point Software Technologies Ltd.*	47,600	2,614,668
Concur Technologies, Inc.*	39,582	2,290,610
Microsoft Corp.	373,175	9,710,014
Oracle Corp.	252,241	9,093,288
Rovi Corp.*	6,639	322,390
SAP AG	23,483	1,513,010
Solera Holdings, Inc.	45,505	2,502,775
TiVo, Inc.*	22,496	215,287
VanceInfo Technologies, Inc. (ADR)* (a)	10,136	325,974
		29,900,492
Materials 3.7%
Chemicals 2.2%
Air Liquide SA	6,065	897,240
Air Products & Chemicals, Inc.	51,434	4,912,976
BASF SE	20,707	2,128,510
Huntsman Corp.	269,945	5,628,353
Koninklijke DSM NV (a)	24,581	1,694,800
Linde AG	7,436	1,339,282
Praxair, Inc.	35,577	3,786,104
Shin-Etsu Chemical Co., Ltd.	37,748	1,970,351
STR Holdings, Inc.* (a)	13,018	214,407
Syngenta AG (Registered)	1,868	661,034
The Mosaic Co.	22,715	1,700,445
Yara International ASA	13,919	815,253
		25,748,755
Containers & Packaging 0.5%
Owens-Illinois, Inc.*	70,167	2,081,855
Sonoco Products Co.	118,566	4,097,641
		6,179,496
Metals & Mining 1.0%
BHP Billiton Ltd.	53,950	2,710,137
Cliffs Natural Resources, Inc.	5,328	499,340
Freeport-McMoRan Copper & Gold, Inc.	56,147	3,089,769
Lynas Corp., Ltd.*	291,733	668,316
Mechel (ADR)	36,349	1,038,491
Newcrest Mining Ltd.	11,226	510,034
Northam Platinum Ltd. (a)	32,099	211,712
Randgold Resources Ltd. (ADR)*	3,670	317,712
Rio Tinto PLC	22,535	1,644,599
Thompson Creek Metals Co., Inc.*	21,882	269,805
Xstrata PLC	61,119	1,555,319
		12,515,234
Paper & Forest Products 0.0%
Schweitzer-Mauduit International, Inc.	7,123	369,256
Telecommunication Services 2.2%
Diversified Telecommunication Services 1.1%
AT&T, Inc.	186,142	5,792,739
CenturyLink, Inc.	147,316	6,007,547
Koninklijke (Royal) KPN NV	44,391	704,508
Telefonica SA	44,289	1,190,616
		13,695,410
Wireless Telecommunication Services 1.1%
America Movil SAB de CV "L"	301,559	863,940
American Tower Corp. "A"*	74,463	3,895,159
NTT DoCoMo, Inc.	1,097	2,042,298
Vodafone Group PLC	739,756	2,121,821
Vodafone Group PLC (ADR)	134,511	3,916,960
		12,840,178
Utilities 2.6%
Electric Utilities 2.1%
American Electric Power Co., Inc.	85,108	3,104,740
Duke Energy Corp.	148,809	2,775,288
Entergy Corp.	51,727	3,606,406
Exelon Corp.	100,563	4,238,730
FirstEnergy Corp.	151,505	6,054,140
Fortum Oyj	38,828	1,337,685
Power Assets Holdings Ltd.	165,466	1,160,100
Southern Co.	76,035	2,968,406
		25,245,495
Multi-Utilities 0.5%
GDF Suez	15,241	623,613
PG&E Corp.	100,648	4,637,860
		5,261,473
Total Common Stocks (Cost $495,821,106)		653,115,613

Preferred Stocks 0.2%
Consumer Discretionary 0.0%
Volkswagen AG*	2,626	517,304
Energy 0.0%
Petroleo Brasileiro SA	38,508	626,624
Information Technology 0.1%
Samsung Electronics Co., Ltd.	1,151	676,648
Materials 0.1%
Vale SA "A"	21,946	642,672
Total Preferred Stocks (Cost $2,263,908)		2,463,248
Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	207	6
Information Technology 0.0%
Kingboard Chemical Holdings Ltd., Expiration Date 10/31/2012*	12,800	10,713
Materials 0.0%
Hercules Trust II, Expiration Date 3/31/2029*	506	3,299
Total Warrants (Cost $90,209)		14,018

		Principal Amount ($) (b)	Value ($)

Corporate Bonds 7.9%
Consumer Discretionary 1.0%
AMC Entertainment, Inc.:
8.0%, 3/1/2014		135,000	136,856
8.75%, 6/1/2019 (a)		120,000	130,200
Asbury Automotive Group, Inc., 7.625%, 3/15/2017		105,000	107,363
Avis Budget Car Rental LLC, 8.25%, 1/15/2019		65,000	69,063
CanWest LP, 144A, 9.25%, 8/1/2015*		75,000	12,750
Carrols Corp., 9.0%, 1/15/2013		45,000	45,113
CBS Corp., 5.9%, 10/15/2040		1,020,000	986,805
Ceaser's Entertainment Operating Co., Inc., 10.0%, 12/15/2018		100,000	93,875
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25%, 12/15/2017		15,000	16,669
Series B, 9.25%, 12/15/2017		20,000	22,250
DineEquity, Inc., 144A, 9.5%, 10/30/2018		50,000	54,625
DIRECTV Holdings LLC:
6.0%, 8/15/2040		2,170,000	2,161,157
6.35%, 3/15/2040		196,000	204,263
DISH DBS Corp.:
6.625%, 10/1/2014		130,000	138,125
7.125%, 2/1/2016		95,000	101,175
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		100,000	52
Goodyear Tire & Rubber Co., 10.5%, 5/15/2016 (a)		45,000	50,963
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015		90,000	92,025
Home Depot, Inc.:
5.4%, 9/15/2040 (a)		475,000	450,237
5.875%, 12/16/2036 (a)		480,000	488,604
McDonald's Corp., Series I, 5.35%, 3/1/2018		120,000	134,823
Mediacom Broadband LLC, 8.5%, 10/15/2015 (a)		50,000	52,000
MGM Resorts International:
10.375%, 5/15/2014		65,000	75,156
11.125%, 11/15/2017		85,000	98,813
NBCUniversal Media LLC:
144A, 5.15%, 4/30/2020		120,000	125,353
144A, 5.95%, 4/1/2041 (a)		900,000	901,193
News America, Inc., 6.65%, 11/15/2037		80,000	86,522
Norcraft Holdings LP, 9.75%, 9/1/2012		34,000	34,170
Penske Automotive Group, Inc., 7.75%, 12/15/2016		180,000	186,300
Sabre Holdings Corp., 8.35%, 3/15/2016		80,000	78,000
Sears Holdings Corp., 144A, 6.625%, 10/15/2018		25,000	24,469
Staples, Inc., 9.75%, 1/15/2014		160,000	192,403
TCI Communications, Inc., 8.75%, 8/1/2015		638,000	780,597
Time Warner, Inc.:
5.875%, 11/15/2016 (a)		540,000	611,950
6.2%, 3/15/2040		675,000	690,636
7.625%, 4/15/2031		675,000	809,635
Travelport LLC, 4.936%**, 9/1/2014		70,000	63,175
Unitymedia Hessen GmbH & Co., KG, 144A, 8.125%, 12/1/2017		235,000	248,513
Yum! Brands, Inc.:
3.875%, 11/1/2020		775,000	746,036
5.3%, 9/15/2019		225,000	240,981
			11,542,895
Consumer Staples 0.6%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/2019 (a)		1,750,000	2,194,252
CVS Caremark Corp., 5.75%, 6/1/2017		80,000	89,492
Kraft Foods, Inc., 5.375%, 2/10/2020		2,810,000	3,041,302
Kroger Co.:
5.4%, 7/15/2040		410,000	391,446
7.5%, 1/15/2014		80,000	91,363
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		526,750	516,215
PepsiCo, Inc., 4.5%, 1/15/2020		160,000	168,879
Procter & Gamble Co., 4.95%, 8/15/2014		160,000	178,737
Reynolds American, Inc., 7.25%, 6/15/2037		120,000	130,748
Safeway, Inc., 6.25%, 3/15/2014		120,000	133,237
Smithfield Foods, Inc., 7.75%, 7/1/2017		150,000	161,625
SUPERVALU, Inc., 8.0%, 5/1/2016		35,000	36,356
			7,133,652
Energy 1.0%
Belden & Blake Corp., 8.75%, 7/15/2012		416,000	416,000
BreitBurn Energy Partners LP, 8.625%, 10/15/2020		25,000	26,625
Bristow Group, Inc., 7.5%, 9/15/2017		95,000	100,225
Canadian Natural Resources Ltd., 5.7%, 5/15/2017		120,000	136,157
Chesapeake Energy Corp., 6.875%, 11/15/2020		15,000	16,350
DCP Midstream LLC, 144A, 9.75%, 3/15/2019		850,000	1,103,525
El Paso Corp., 7.25%, 6/1/2018		90,000	101,384
Encana Corp., 6.3%, 11/1/2011		120,000	123,383
Enterprise Products Operating LLC:
Series G, 5.6%, 10/15/2014		120,000	133,767
6.125%, 10/15/2039		860,000	876,915
Halliburton Co., 7.45%, 9/15/2039		200,000	253,275
Kinder Morgan Energy Partners LP:
6.5%, 9/1/2039		300,000	318,580
7.3%, 8/15/2033		1,260,000	1,444,401
Marathon Petroleum Corp., 144A, 5.125%, 3/1/2021		310,000	320,232
Newfield Exploration Co., 7.125%, 5/15/2018		135,000	144,450
Occidental Petroleum Corp., Series 1, 4.1%, 2/1/2021		270,000	273,274
ONEOK Partners LP, 6.15%, 10/1/2016		804,000	915,980
Petro-Canada, 4.0%, 7/15/2013		160,000	168,886
Petrohawk Energy Corp., 7.875%, 6/1/2015		50,000	53,000
Plains All American Pipeline LP, 8.75%, 5/1/2019		2,000,000	2,529,894
Plains Exploration & Production Co., 7.0%, 3/15/2017		65,000	67,275
Regency Energy Partners LP, 9.375%, 6/1/2016		125,000	142,187
Stone Energy Corp., 6.75%, 12/15/2014		95,000	94,762
Valero Energy Corp., 9.375%, 3/15/2019		80,000	103,922
Weatherford International Ltd., 5.125%, 9/15/2020 (a)		1,300,000	1,328,536
Williams Partners LP:
4.125%, 11/15/2020		960,000	934,003
5.25%, 3/15/2020		120,000	127,622
			12,254,610
Financials 3.2%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015		75,000	69,844
American Express Co.:
7.0%, 3/19/2018		1,571,000	1,861,330
8.15%, 3/19/2038		180,000	245,646
American International Group, Inc., 5.05%, 10/1/2015		200,000	208,362
Ashton Woods USA LLC, 144A, Step-up Coupon, 0% to 6/30/2012, 11.0% to 6/30/2015		111,800	67,360
Asian Development Bank:
2.625%, 2/9/2015		200,000	207,717
5.82%, 6/16/2028		160,000	179,513
Bank of America Corp., Series L, 7.625%, 6/1/2019		1,550,000	1,828,919
Bank of New York Mellon Corp., Series G, 4.5%, 4/1/2013		120,000	128,198
Barclays Bank PLC, 5.14%, 10/14/2020		200,000	194,500
Bear Stearns Companies LLC, 7.25%, 2/1/2018		120,000	140,993
Berkshire Hathaway Finance Corp., 5.75%, 1/15/2040		120,000	127,146
BHP Billiton Finance USA Ltd., 5.25%, 12/15/2015		120,000	134,945
Boston Properties LP, (REIT), 4.125%, 5/15/2021		90,000	86,994
Bunge Ltd. Finance Corp., 4.1%, 3/15/2016		360,000	368,749
Calpine Construction Finance Co., LP, 144A, 8.0%, 6/1/2016 (a)		105,000	114,975
Capital One Financial Corp., 5.5%, 6/1/2015		120,000	132,424
Caterpillar Financial Services Corp., 7.15%, 2/15/2019		120,000	148,088
CIT Group, Inc., 7.0%, 5/1/2015 (a)		244,645	248,009
Citigroup, Inc.:
5.125%, 5/5/2014		200,000	215,715
5.375%, 8/9/2020		1,750,000	1,829,982
6.0%, 10/31/2033		120,000	117,744
CNA Financial Corp., 5.75%, 8/15/2021		1,346,000	1,411,290
Council of Europe Development Bank, 2.75%, 2/10/2015		160,000	166,251
Credit Suisse (USA), Inc., 4.875%, 1/15/2015		160,000	174,128
Deutsche Telekom International Finance BV, 6.75%, 8/20/2018		200,000	237,308
Diageo Capital PLC, 5.75%, 10/23/2017		120,000	136,477
Duke Realty LP, (REIT), 7.375%, 2/15/2015		80,000	91,381
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		60,000	66,300
Fifth Third Bancorp., 5.45%, 1/15/2017		1,573,000	1,672,712
General Electric Capital Corp.:
4.8%, 5/1/2013		160,000	170,576
5.3%, 2/11/2021 (a)		700,000	726,344
Series A, 5.625%, 5/1/2018		160,000	175,277
GlaxoSmithKline Capital, Inc., 5.65%, 5/15/2018		120,000	136,141
Hartford Financial Services Group, Inc., 5.95%, 10/15/2036		710,000	678,662
Health Care REIT, Inc., (REIT), 6.5%, 3/15/2041		455,000	452,720
Hyundai Capital Services, Inc., 144A, 4.375%, 7/27/2016		290,000	294,866
Inter-American Development Bank:
3.25%, 11/15/2011		120,000	121,845
3.875%, 9/17/2019		120,000	126,365
iPayment, Inc., 9.75%, 5/15/2014		80,000	81,700
John Deere Capital Corp., Series D, 4.5%, 4/3/2013		120,000	128,047
JPMorgan Chase & Co.:
2.6%, 1/15/2016		2,500,000	2,444,863
6.0%, 1/15/2018		120,000	133,539
KeyCorp, 5.1%, 3/24/2021		950,000	973,006
Lincoln National Corp., 8.75%, 7/1/2019 (a)		910,000	1,170,471
Lloyds TSB Bank PLC, 6.375%, 1/21/2021		1,850,000	1,982,314
Merrill Lynch & Co., Inc.:
6.22%, 9/15/2026		200,000	204,105
6.875%, 11/15/2018		120,000	135,467
MetLife, Inc.:
5.7%, 6/15/2035		120,000	122,146
6.75%, 6/1/2016 (a)		405,000	474,118
7.717%, 2/15/2019		750,000	917,207
Morgan Stanley:
5.45%, 1/9/2017		120,000	128,510
5.75%, 1/25/2021 (a)		975,000	1,014,159
6.0%, 5/13/2014		120,000	131,415
Series F, 6.625%, 4/1/2018		900,000	1,004,744
7.3%, 5/13/2019		450,000	516,022
National Money Mart Co., 10.375%, 12/15/2016		115,000	128,225
National Rural Utilities Cooperative Finance Corp., 4.75%, 3/1/2014		120,000	130,658
Nationwide Financial Services, Inc., 144A, 5.375%, 3/25/2021		538,000	547,717
Navios Maritime Acquisition Corp., 8.625%, 11/1/2017		10,000	10,375
Nielsen Finance LLC, 144A, 7.75%, 10/15/2018		15,000	16,163
Nordic Investment Bank:
Series D, 2.375%, 12/15/2011		160,000	162,044
5.0%, 2/1/2017		160,000	181,402
Pinnacle Foods Finance LLC:
8.25%, 9/1/2017		150,000	158,625
9.25%, 4/1/2015		105,000	109,725
PNC Bank NA, 6.875%, 4/1/2018		1,300,000	1,523,227
PNC Funding Corp., 6.7%, 6/10/2019		120,000	140,232
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014		470,000	511,544
6.2%, 1/15/2015		390,000	435,066
7.375%, 6/15/2019		115,000	136,945
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014		17,000	17,680
Reynolds Group Issuer, Inc.:
144A, 7.125%, 4/15/2019		125,000	130,313
144A, 9.0%, 4/15/2019 (a)		100,000	105,375
Rio Tinto Finance (USA) Ltd., 9.0%, 5/1/2019		80,000	106,632
Royal Bank of Scotland PLC, 6.125%, 1/11/2021 (a)		795,000	841,831
Santander US Debt SA Unipersonal, 144A, 2.991%, 10/7/2013		1,500,000	1,514,631
Shell International Finance BV, 4.375%, 3/25/2020		120,000	125,558
Societe Generale, 144A, 5.2%, 4/15/2021		344,000	346,995
SunTrust Banks, Inc., 3.6%, 4/15/2016		369,000	373,757
Telecom Italia Capital SA, 5.25%, 11/15/2013		160,000	170,427
The Goldman Sachs Group, Inc.:
5.95%, 1/18/2018		120,000	131,341
6.15%, 4/1/2018		1,500,000	1,659,300
6.25%, 2/1/2041		55,000	56,425
Tropicana Entertainment LLC, 9.625%, 12/15/2014*		235,000	118
Vale Overseas Ltd., 6.875%, 11/21/2036		120,000	128,877
Wells Fargo & Co.:
4.6%, 4/1/2021		1,170,000	1,182,512
5.625%, 12/11/2017		200,000	223,101
WMG Acquisition Corp., 9.5%, 6/15/2016		70,000	74,550
			38,439,000
Health Care 0.6%
Abbott Laboratories, 5.875%, 5/15/2016		120,000	138,986
Aetna, Inc., 6.5%, 9/15/2018		80,000	93,396
AstraZeneca PLC, 5.4%, 9/15/2012		120,000	127,755
Community Health Systems, Inc., 8.875%, 7/15/2015		35,000	35,788
Express Scripts, Inc.:
6.25%, 6/15/2014		930,000	1,042,823
7.25%, 6/15/2019		960,000	1,159,509
HCA, Inc., 8.5%, 4/15/2019		150,000	166,500
IASIS Healthcare LLC, 8.75%, 6/15/2014		95,000	96,900
McKesson Corp., 4.75%, 3/1/2021		725,000	748,526
Medco Health Solutions, Inc., 7.125%, 3/15/2018		1,499,000	1,773,743
Merck & Co., Inc., 4.0%, 6/30/2015		120,000	129,340
Quest Diagnostics, Inc.:
4.7%, 4/1/2021 (a)		950,000	964,242
6.4%, 7/1/2017		750,000	855,804
WellPoint, Inc., 5.25%, 1/15/2016		120,000	132,907
Wyeth, 5.95%, 4/1/2037		120,000	130,024
			7,596,243
Industrials 0.3%
Actuant Corp., 6.875%, 6/15/2017		60,000	61,875
ARAMARK Corp., 8.5%, 2/1/2015 (a)		30,000	31,313
BE Aerospace, Inc., 8.5%, 7/1/2018		160,000	178,400
Belden, Inc., 7.0%, 3/15/2017		75,000	77,437
Burlington Northern Santa Fe LLC, 5.75%, 3/15/2018		120,000	135,487
Cenveo Corp., 144A, 10.5%, 8/15/2016		25,000	25,375
Congoleum Corp., 9.0%, 12/31/2017 (PIK)		188,760	132,132
Corrections Corp. of America, 7.75%, 6/1/2017		30,000	32,850
CSX Corp.:
6.15%, 5/1/2037		650,000	699,575
6.25%, 3/15/2018		710,000	818,844
Kansas City Southern de Mexico SA de CV, 7.375%, 6/1/2014		65,000	67,438
Northrop Grumman Corp., 5.05%, 11/15/2040		200,000	189,720
Owens Corning, Inc., 9.0%, 6/15/2019 (a)		40,000	47,701
President & Fellows of Harvard College, 144A, 6.5%, 1/15/2039		200,000	243,322
United Parcel Service, Inc., 4.875%, 11/15/2040		200,000	190,821
United Rentals North America, Inc., 10.875%, 6/15/2016		130,000	151,287
			3,083,577
Information Technology 0.3%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029		105,000	95,550
eBay, Inc., 1.625%, 10/15/2015		2,000,000	1,933,334
Hewlett-Packard Co., 5.5%, 3/1/2018		120,000	135,019
International Business Machines Corp., 4.75%, 11/29/2012		160,000	170,005
MasTec, Inc., 7.625%, 2/1/2017		105,000	107,362
Oracle Corp., 144A, 5.375%, 7/15/2040		200,000	199,837
SunGard Data Systems, Inc., 10.25%, 8/15/2015		255,000	267,750
Vangent, Inc., 9.625%, 2/15/2015		80,000	80,500
			2,989,357
Materials 0.3%
Appleton Papers, Inc., 11.25%, 12/15/2015		45,000	45,113
Clondalkin Acquisition BV, 144A, 2.31%**, 12/15/2013		90,000	87,075
Crown Americas LLC, 7.625%, 5/15/2017		30,000	32,775
Domtar Corp., 10.75%, 6/1/2017		70,000	88,550
Dow Chemical Co.:
4.25%, 11/15/2020		680,000	665,900
5.7%, 5/15/2018		80,000	88,022
E.I. du Pont de Nemours & Co., 5.25%, 12/15/2016		120,000	134,905
Exopack Holding Corp., 11.25%, 2/1/2014		255,000	263,288
GEO Specialty Chemicals, Inc.:
144A, 7.5%, 3/31/2015 (PIK)		622,934	566,870
10.0%, 3/31/2015		613,760	576,934
Graphic Packaging International, Inc., 9.5%, 6/15/2017		85,000	95,200
NewMarket Corp., 7.125%, 12/15/2016		195,000	204,019
Owens-Brockway Glass Container, Inc., 7.375%, 5/15/2016		160,000	176,400
PPG Industries, Inc., 1.9%, 1/15/2016		200,000	191,866
Radnor Holdings Corp., 11.0%, 3/15/2010*		120,000	12
Silgan Holdings, Inc., 7.25%, 8/15/2016		80,000	86,100
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		95,000	102,125
Wolverine Tube, Inc., 15.0%, 3/31/2012 (PIK)*		145,533	53,847
			3,459,001
Telecommunication Services 0.3%
American Tower Corp.:
5.05%, 9/1/2020		1,350,000	1,325,318
7.25%, 5/15/2019		650,000	736,125
AT&T, Inc.:
4.95%, 1/15/2013		120,000	127,802
5.5%, 2/1/2018		120,000	132,423
Cincinnati Bell, Inc.:
8.25%, 10/15/2017 (a)		100,000	101,500
8.375%, 10/15/2020		80,000	80,200
Cricket Communications, Inc., 10.0%, 7/15/2015		155,000	170,500
ERC Ireland Preferred Equity Ltd., 144A, 8.093%**, 2/15/2017 (PIK)	EUR	273,620	5,325
Telesat Canada, 11.0%, 11/1/2015		245,000	272,562
Verizon Communications, Inc., 4.6%, 4/1/2021 (a)		448,000	457,754
Verizon Global Funding Corp., 7.75%, 12/1/2030		80,000	98,984
Vodafone Group PLC, 6.15%, 2/27/2037		120,000	130,868
West Corp., 144A, 8.625%, 10/1/2018		10,000	10,600
Windstream Corp.:
7.0%, 3/15/2019		90,000	91,800
7.875%, 11/1/2017		90,000	97,200
			3,838,961
Utilities 0.3%
AES Corp.:
8.0%, 10/15/2017		110,000	119,625
8.0%, 6/1/2020		95,000	104,025
DTE Energy Co., 7.625%, 5/15/2014		305,000	352,230
Duke Energy Carolinas LLC, 5.3%, 2/15/2040		200,000	201,192
Edison Mission Energy, 7.0%, 5/15/2017 (a)		175,000	138,688
Entergy Louisiana LLC, 5.4%, 11/1/2024		120,000	127,126
FirstEnergy Solutions Corp., 6.8%, 8/15/2039		838,000	851,771
Korea Gas Corp., 144A, 4.25%, 11/2/2020		190,000	181,449
NRG Energy, Inc.:
7.375%, 2/1/2016 (a)		165,000	171,187
7.375%, 1/15/2017		260,000	272,025
Oncor Electric Delivery Co., 144A, 5.25%, 9/30/2040		200,000	191,089
Public Service Co. of Colorado, 3.2%, 11/15/2020		70,000	65,933
San Diego Gas & Electric Co., 6.0%, 6/1/2026		200,000	229,794
Sempra Energy, 6.5%, 6/1/2016		625,000	719,783
			3,725,917
Total Corporate Bonds (Cost $90,999,756)			94,063,213

Asset-Backed 0.5%
Automobile Receivables 0.1%
Carmax Auto Owner Trust, "A4", Series 2009-2, 2.82%, 12/15/2014		100,000	103,230
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012		1,517,000	1,564,821
			1,668,051
Credit Card Receivables 0.0%
Citibank Credit Card Issuance Trust, "A5", Series 2005-A5, 4.55%, 6/20/2017		240,000	262,722
Student Loans 0.4%
Nelnet Student Loan Trust:
"A1", Series 2007-1, 0.322%**, 11/27/2018		2,176,475	2,147,944
"A4", Series 2006-1, 0.403%**, 11/23/2022		2,500,000	2,451,661
			4,599,605
Total Asset-Backed (Cost $6,500,866)			6,530,378

Mortgage-Backed Securities Pass-Throughs 5.5%
Federal Home Loan Bank, 6.0%, 11/1/2021		465,680	518,270
Federal Home Loan Mortgage Corp.:
3.5%, 3/1/2025 (c)		1,000,000	1,012,969
4.0%, with various maturities from 8/1/2039 until 11/1/2039 (c)		7,071,769	7,058,831
4.5%, 6/1/2020 (c)		1,000,000	1,053,906
5.0%, 10/1/2036 (c)		3,000,000	3,161,953
Federal National Mortgage Association:
3.213%**, 8/1/2037		573,128	600,258
3.5%, 8/1/2025 (c)		5,500,000	5,567,461
4.0%, with various maturities from 1/1/2024 until 10/1/2039 (c)		8,000,472	8,073,714
4.5%, 1/1/2039 (c)		3,000,000	3,086,719
5.0%, with various maturities from 6/1/2036 until 12/1/2040 (c)		16,496,568	17,420,107
5.5%, 3/1/2035 (c)		3,000,000	3,229,219
6.0%, with various maturities from 2/1/2037 until 8/1/2037		5,901,061	6,473,333
6.5%, with various maturities from 4/1/2017 until 6/1/2017		456,341	498,723
8.0%, 9/1/2015		260,827	283,646
Government National Mortgage Association:
4.5%, 6/1/2039 (c)		3,375,000	3,528,984
5.0%, 4/1/2038 (c)		2,500,000	2,678,125
5.5%, 12/15/2039		1,014,427	1,108,063
6.5%, 8/20/2034		212,331	238,200
Total Mortgage-Backed Securities Pass-Throughs (Cost $65,002,793)			65,592,481

Commercial Mortgage-Backed Securities 2.8%
Banc of America Commercial Mortgage, Inc.:
"A5A", Series 2005-4, 4.933%, 7/10/2045		2,200,000	2,363,754
"A4", Series 2006-3, 5.889%, 7/10/2044		2,500,000	2,762,955
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.396%**, 7/15/2044		3,300,000	3,604,906
"A4", Series 2006-CD2, 5.525%**, 1/15/2046		2,300,000	2,510,606
"A5", Series 2006-CD3, 5.617%, 10/15/2048		2,300,000	2,531,922
Greenwich Capital Commercial Funding Corp.:
"AAB", Series 2007-GG9, 5.441%, 3/10/2039		600,000	636,932
"A4", Series 2007-GG11, 5.736%, 12/10/2049		1,000,000	1,083,560
GS Mortgage Securities Corp. II, "A4A", Series 2005-GG4, 4.751%, 7/10/2039		3,200,000	3,423,630
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882%, 2/15/2051		2,190,000	2,395,055
LB-UBS Commercial Mortgage Trust:
"A4", Series 2006-C1, 5.156%, 2/15/2031		2,570,000	2,792,750
"A3", Series 2006-C7, 5.347%, 11/15/2038		3,750,000	4,080,747
"A4", Series 2007-C6, 5.858%, 7/15/2040		1,100,000	1,205,206
Morgan Stanley Capital I, "A4", Series 2007-HQ11, 5.447%, 2/12/2044		900,000	962,998
Wachovia Bank Commercial Mortgage Trust, "A4", Series 2005-C22, 5.446%**, 12/15/2044		2,750,000	3,001,833
Total Commercial Mortgage-Backed Securities (Cost $32,456,755)			33,356,854

Collateralized Mortgage Obligation 0.1%
Government National Mortgage Association, "IA", Series 2010-58, Interest Only, 5.0%, 3/20/2039 (Cost $1,297,864)		5,752,305	1,249,803

Government & Agency Obligations 10.9%
Other Government Related (d) 0.1%
Citigroup Funding, Inc., FDIC Guaranteed, 2.0%, 3/30/2012		200,000	203,215
European Investment Bank:
1.5%, 5/15/2014		300,000	302,446
4.25%, 7/15/2013		160,000	171,804
Kreditanstalt fuer Wiederaufbau, 3.5%, 5/16/2013		120,000	126,614
Private Export Funding Corp.:
2.25%, 12/15/2017		110,000	106,248
4.95%, 11/15/2015		400,000	449,780
Qatari Diar Finance QSC, 144A, 5.0%, 7/21/2020		180,000	180,900
Svensk Exportkredit AB, 3.25%, 9/16/2014		160,000	168,483
			1,709,490
Sovereign Bonds 2.8%
Export Development Canada, 1.25%, 10/27/2015		230,000	224,432
Federal Republic of Germany-Inflation Linked Note, 2.25%, 4/15/2013	EUR	807,624	1,259,696
Government of Canada-Inflation Linked Bond, 4.0%, 12/1/2031	CAD	1,033,808	1,714,877
Government of France-Inflation Linked Bonds:
1.0%, 7/25/2017	EUR	956,806	1,433,925
2.25%, 7/25/2020	EUR	2,416,239	3,913,074
3.15%, 7/25/2032	EUR	1,865,248	3,520,248
Government of Japan-Inflation Linked Bond, Series 9, 1.1%, 9/10/2016	JPY	156,933,000	1,981,517
Government of Sweden-Inflation Linked Bond, Series 3105, 3.5%, 12/1/2015	SEK	9,500,000	2,133,410
Kingdom of Belgium, 144A, 4.25%, 9/3/2013		300,000	314,899
Province of Ontario, Canada:
3.5%, 7/15/2013		120,000	126,845
5.125%, 7/17/2012		120,000	126,762
Republic of Finland, 144A, 1.25%, 10/19/2015		200,000	194,845
Republic of Italy-Inflation Linked Bond, 2.1%, 9/15/2017	EUR	367,116	546,256
Republic of Peru, 6.55%, 3/14/2037		120,000	124,200
Republic of Poland, 6.375%, 7/15/2019		545,000	609,568
State of Qatar, 144A, 6.4%, 1/20/2040		350,000	375,375
United Kingdom Treasury-Inflation Linked Bonds:
1.125%, 11/22/2037	GBP	1,834,997	3,376,805
1.875%, 11/22/2022	GBP	1,967,543	3,794,575
2.0%, 1/26/2035	GBP	737,000	2,083,548
2.5%, 8/16/2013	GBP	320,000	1,517,479
2.5%, 7/26/2016	GBP	423,000	2,277,731
2.5%, 4/16/2020	GBP	296,000	1,625,071
			33,275,138
US Government Sponsored Agencies 0.3%
Federal Farm Credit Bank, 2.125%, 6/18/2012		200,000	203,901
Federal Home Loan Bank:
1.125%, 5/18/2012		160,000	161,309
2.25%, 4/13/2012		240,000	244,400
5.0%, 11/17/2017		120,000	136,040
5.375%, 5/18/2016		120,000	138,516
Federal Home Loan Mortgage Corp.:
0.375%, 11/30/2012		200,000	199,511
1.375%, 2/25/2014		640,000	645,134
4.75%, 1/19/2016		200,000	224,183
4.875%, 6/13/2018		200,000	225,018
5.125%, 7/15/2012		120,000	126,951
5.125%, 11/17/2017		200,000	227,907
5.25%, 4/18/2016		240,000	274,876
6.25%, 7/15/2032		120,000	146,954
Federal National Mortgage Association:
1.5%, 6/26/2013		200,000	203,223
6.625%, 11/15/2030		160,000	203,189
Tennessee Valley Authority, 5.5%, 6/15/2038		120,000	131,940
			3,493,052
US Treasury Obligations 7.7%
US Treasury Bill, 0.135%***, 9/15/2011 (e)		606,000	605,835
US Treasury Bonds:
4.25%, 11/15/2040		550,000	534,703
4.75%, 2/15/2037 (a)		4,000,000	4,248,752
4.75%, 2/15/2041		500,000	528,281
5.375%, 2/15/2031		7,000,000	8,133,125
6.125%, 8/15/2029		700,000	882,109
US Treasury Inflation-Indexed Bonds:
2.125%, 2/15/2040		327,600	356,623
2.375%, 1/15/2025		2,993,394	3,429,540
3.625%, 4/15/2028		3,085,020	4,069,577
3.875%, 4/15/2029		841,250	1,152,052
US Treasury Inflation-Indexed Notes:
1.125%, 1/15/2021		10,519,808	10,909,367
1.875%, 7/15/2015		682,554	763,341
2.375%, 1/15/2017		2,797,937	3,212,599
2.5%, 7/15/2016		1,857,161	2,147,777
3.0%, 7/15/2012		2,092,122	2,237,263
US Treasury Notes:
0.625%, 12/31/2012		4,340,000	4,350,512
0.875%, 2/29/2012		1,000,000	1,005,550
1.0%, 3/31/2012		3,000,000	3,020,640
1.0%, 1/15/2014 (a)		2,405,000	2,411,575
1.75%, 1/31/2014 (a)		21,500,000	21,988,781
2.125%, 5/31/2015		3,400,000	3,476,228
2.25%, 1/31/2015		4,300,000	4,433,369
2.625%, 11/15/2020		620,000	586,578
3.125%, 1/31/2017		600,000	627,890
3.125%, 5/15/2019		1,300,000	1,318,281
3.625%, 2/15/2021		1,020,000	1,047,732
4.5%, 11/15/2015		4,000,000	4,481,564
			91,959,644
Total Government & Agency Obligations (Cost $122,402,407)			130,437,324

Loan Participations and Assignments 0.0%
Senior Loans**
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/15/2020*		233,333	0
Hawker Beechcraft Acquisition Co., LLC:
Term Loan, 2.211%, 3/26/2014		47,529	41,984
Letter of Credit, 2.307%, 3/26/2014		2,939	2,596
IASIS Healthcare LLC, Term Loan, 5.461%, 6/15/2014 (PIK)		268,374	271,001
Total Loan Participations and Assignments (Cost $547,979)			315,581
Municipal Bonds and Notes 0.4%
California, University Revenues, Build America Bonds, 5.946%, 5/15/2045 (f)		475,000	452,732
California, State Build America Bonds, 7.55%, 4/1/2039 (f)		200,000	227,728
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Build America Bonds, Series B, 6.2%, 12/1/2040 (f)		700,000	670,033
Kentucky, Asset/Liability Commission, General Fund Revenue, 3.165%, 4/1/2018 (f)		2,000,000	1,974,720
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, 6.25%, 5/15/2043 (f)		600,000	627,378
New Jersey, Economic Development Authority, State Pension Funding Revenue, Series A, 7.425%, INS: NATL, 2/15/2029 (f)		250,000	262,638
Total Municipal Bonds and Notes (Cost $4,272,662)			4,215,229

Preferred Securities 0.1%
Financials 0.1%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013 (g)		889,000	937,388
JPMorgan Chase Capital XX, Series T, 6.55%, 9/29/2036		80,000	82,313
Wachovia Capital Trust III, 5.57%**, 6/9/2011 (g)		200,000	184,760
			1,204,461
Materials 0.0%
Hercules, Inc., 6.5%, 6/30/2029		141,000	120,731
Total Preferred Securities (Cost $1,284,030)			1,325,192

	Units	Value ($)

Other Investments 0.0%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (Cost $6,000)	6	6,000

	Shares	Value ($)

Exchange-Traded Funds 8.2%
iShares JPMorgan USD Emerging Markets Bond Fund	165,365	17,857,766
iShares Russell 2000 Value Index Fund	316,339	24,215,751
SPDR Barclays Capital International Treasury Bond Fund	294,043	18,451,198
Vanguard MSCI Emerging Markets Fund	734,279	37,139,832
Total Exchange-Traded Funds (Cost $70,401,804)		97,664,547
Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 0.18% (h) (i) (Cost $23,713,674)	23,713,674	23,713,674

Cash Equivalents 10.8%
Central Cash Management Fund, 0.14% (h) (Cost $128,865,270)	128,865,270	128,865,270

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,045,927,083)+	104.0	1,242,928,425
Other Assets and Liabilities, Net	(4.0)	(47,779,277)
Net Assets	100.0	1,195,149,148

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/15/2020	233,333	USD	233,333	0
CanWest LP*	9.25%	8/1/2015	75,000	USD	75,000	12,750
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	100,000	USD	100,000	52
Radnor Holdings Corp.*	11.0%	3/15/2010	120,000	USD	79,038	12
Tropicana Entertainment LLC*	9.625%	12/15/2014	235,000	USD	172,931	118
Wolverine Tube, Inc.*	15.0%	3/31/2012	145,533	USD	145,533	53,847
					805,835	66,779

* Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy.

** These securities are shown at their current rate as of April 30, 2011. Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

*** Annualized yield at time of purchase; not a coupon rate.

+ The cost for federal income tax purposes was $1,058,912,496. At April 30, 2011, net unrealized appreciation for all securities based on tax cost was $184,015,929. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $206,025,469 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $22,009,540.

(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at April 30, 2011 amounted to $22,982,108, which is 1.9% of net assets.

(b) Principal amount stated in US dollars unless otherwise noted.

(c) When-issued or delayed delivery security included.

(d) Government-backed debt issued by financial companies or government sponsored enterprises.

(e) At April 30, 2011, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

(f) Taxable issue.

(g) Date shown is call date; not a maturity date for the perpetual preferred securities.

(h) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

(i) Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten Van Aandelen

FDIC: Federal Deposit Insurance Corp.

INS: Insured

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International

NATL: National Public Finance Guarantee Corp.

PIK: Denotes that all or a portion of the income is paid in-kind.

REIT: Real Estate Investment Trust.

SPDR: Standard & Poor's Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At April 30, 2011, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)
10 Year Australian Treasury Bond	AUD	6/15/2011	796	90,979,963	258,666
2 Year US Treasury Note	USD	6/30/2011	473	103,646,125	514,109
Federal Republic of Germany Euro-Bund	EUR	6/8/2011	69	12,562,345	180,914
Total unrealized appreciation					953,689

At April 30, 2011, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)
10 Year Canadian Government Bond	CAD	6/21/2011	358	46,010,463	(139,842)
10 Year Japanese Government Bond	JPY	6/9/2011	6	10,359,366	(35,505)
10 Year US Treasury Note	USD	6/21/2011	268	32,465,688	(67,677)
2 Year US Treasury Note	USD	6/30/2011	25	5,478,125	(22,266)
Federal Republic of Germany Euro-Schatz	EUR	6/8/2011	1,324	210,429,696	(291,570)
United Kingdom Long Gilt Bond	GBP	6/28/2011	499	99,320,401	(1,523,171)
Total unrealized depreciation					(2,080,031)

As of April 30, 2011, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	17,629,748	AUD	16,877,000	5/24/2011	811,425	UBS AG
USD	33,950,632	SEK	212,020,000	5/24/2011	1,092,085	UBS AG
USD	26,363,296	CAD	25,352,000	5/24/2011	416,665	UBS AG
USD	19,756,621	NOK	107,640,000	5/24/2011	730,470	UBS AG
Total unrealized appreciation					3,050,645

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	10,000	USD	16,608	5/3/2011	(84)	Morgan Stanley
GBP	4,561,000	USD	7,416,072	5/24/2011	(199,875)	UBS AG
JPY	1,172,440,000	USD	13,938,288	5/24/2011	(517,270)	UBS AG
NZD	27,830,000	USD	21,941,812	5/24/2011	(542,198)	UBS AG
CHF	19,743,000	USD	21,994,880	5/24/2011	(832,776)	UBS AG
EUR	5,318,000	USD	7,701,474	5/24/2011	(169,921)	UBS AG
Total unrealized depreciation					(2,262,124)

Currency Abbreviations
AUD Australian Dollar CAD Canadian Dollar CHF Swiss Franc EUR Euro GBP British Pound JPY Japanese Yen NOK Norwegian Krone NZD New Zealand Dollar SEK Swedish Krona USD United States Dollar

For information on the Fund's policy and additional disclosures regarding futures contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Common Stocks and/or Other Equity Investments (j)
Consumer Discretionary	$54,479,452	$15,170,727	$6,272	$69,656,451
Consumer Staples	45,946,599	9,221,959	—	55,168,558
Energy	69,154,231	14,868,403	—	84,022,634
Financials	46,989,593	28,348,885	—	75,338,478
Health Care	65,196,103	7,072,134	—	72,268,237
Industrials	58,752,747	25,002,089	0	83,754,836
Information Technology	103,260,955	9,621,462	—	112,882,417
Materials	28,648,826	16,806,587	3,299	45,458,712
Telecommunication Services	20,476,345	6,059,243	—	26,535,588
Utilities	27,385,570	3,121,398	—	30,506,968
Fixed Income
Corporate Bonds	—	92,906,647	1,156,566	94,063,213
Asset Backed	—	6,530,378	—	6,530,378
Mortgage-Backed Securities Pass-Throughs	—	65,592,481	—	65,592,481
Commercial Mortgage-Backed Securities	—	33,356,854	—	33,356,854
Collateralized Mortgage Obligation	—	1,249,803	—	1,249,803
Government & Agency Obligations	—	130,437,324	—	130,437,324
Loan Participations and Assignments	—	315,581	0	315,581
Municipal Bonds and Notes	—	4,215,229	—	4,215,229
Preferred Securities	—	1,325,192	—	1,325,192
Other Investments	—	—	6,000	6,000
Exchange-Traded Funds	97,664,547	—	—	97,664,547
Short-Term Investments (j)	152,578,944	—	—	152,578,944
Derivatives (k)	953,689	3,050,645	—	4,004,334
Total	$771,487,601	$474,273,021	$1,172,137	$1,246,932,759
Liabilities
Derivatives (k)	$(2,080,031)	$(2,262,124)	$—	$(4,342,155)
Total	$(2,080,031)	$(2,262,124)	$—	$(4,342,155)

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended April 30, 2011.

(j) See Investment Portfolio for additional detailed categorizations.

(k) Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency exchange contracts.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Common Stock and/or Other Equity Investments
	Consumer Discretionary	Industrials	Materials	Corporate Bonds
Balance as of October 31, 2010	$152	$—	$0	$1,268,287
Total realized gain (loss)	—	—	—	(400,480)
Change in unrealized appreciation (depreciation)	2,943	0	3,299	411,823
Amortization premium/ discount	—	—	—	7,065
Net purchases (sales)	3,177	0	—	0
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	(130,129	) (l)
Balance as of April 30, 2011	$6,272	$0	$3,299	$1,156,566
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2011	$2,943	$0	$3,299	$411,823

	Collateralized Mortgage Obligations	Loan Participations and Assignments	Other Investments	Total
Balance as of October 31, 2010	$1,400,000	$0	$6,000	$2,674,439
Total realized gain (loss)	1,832	—	—	(398,648)
Change in unrealized appreciation (depreciation)	—	0	—	418,065
Amortization premium/discount	—	—	—	7,065
Net purchases (sales)	(1,401,832)	—	—	(1,398,655)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	(130,129)
Balance as of April 30, 2011	$—	$0	$6,000	$1,172,137
Net change in unrealized appreciation (depreciation) from investments still held as of April 30, 2011	$—	$0	$0	$418,065

Transfers between price levels are recognized at the beginning of the reporting period.

(l) The investment was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of April 30, 2011 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $893,348,139) — including $22,982,108 of securities loaned	$1,090,349,481
Investment in Daily Assets Fund Institutional (cost $23,713,674)*	23,713,674
Investment in Central Cash Management Fund (cost $128,865,270)	128,865,270
Total investments in securities, at value (cost $1,045,927,083)	1,242,928,425
Cash	34,821
Foreign currency, at value (cost $1,005,612)	1,052,517
Deposit with broker for futures contracts	8,823,946
Cash held as collateral for forward foreign currency exchange contracts	4,040,000
Receivable for investments sold	3,890,433
Receivable for investments sold — when-issued/delayed delivery securities	5,307,413
Receivable for Fund shares sold	47,224
Dividends receivable	882,227
Interest receivable	2,733,542
Unrealized appreciation on forward foreign currency exchange contracts	3,050,645
Foreign taxes recoverable	62,564
Other assets	64,056
Total assets	1,272,917,813
Liabilities
Payable upon return of securities loaned	23,713,674
Payable for investments purchased	4,171,020
Payable for investments purchased — when-issued/delayed delivery securities	42,291,832
Payable for Fund shares redeemed	2,267,708
Payable for daily variation margin on futures contracts	1,104,857
Unrealized depreciation on forward foreign currency exchange contracts	2,262,124
Deferred foreign taxes payable	8,699
Accrued management fee	373,893
Other accrued expenses and payables	1,574,858
Total liabilities	77,768,665
Net assets, at value	$1,195,149,148

* Represents collateral of securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of April 30, 2011 (Unaudited) (continued)
Net Assets Consist of
Undistributed net investment income	1,268,613
Net unrealized appreciation (depreciation) on: Investments (net of deferred foreign taxes of $8,699)	196,992,643
Futures	(1,126,342)
Foreign currency	879,594
Accumulated net realized gain (loss)	(120,992,369)
Paid-in capital	1,118,127,009
Net assets, at value	$1,195,149,148
Net Asset Value
Class A Net Asset Value and redemption price per share ($889,468,484 ÷ 92,742,588 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.59
Maximum offering price per share (100 ÷ 94.25 of $9.59)	$10.18
Class B Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($8,350,575 ÷ 870,974 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.59
Class C Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($21,917,549 ÷ 2,288,580 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.58
Class S Net Asset Value, offering and redemption price per share ($270,438,532 ÷ 28,191,292 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.59
Institutional Class Net Asset Value, offering and redemption price per share ($4,974,008 ÷ 517,901 outstanding shares of beneficial interest, no par value, unlimited number of shares authorized)	$9.60

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended April 30, 2011 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $171,946)	$8,031,337
Interest	6,478,086
Income distributions — Central Cash Management Fund	107,020
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	47,488
Total income	14,663,931
Expenses: Management fee	2,157,593
Administration fee	583,133
Services to shareholders	1,013,510
Distribution and service fees	1,212,177
Custodian fee	116,881
Professional fees	63,389
Reports to shareholders	71,654
Registration fees	43,259
Trustees' fees and expenses	18,345
Other	108,294
Total expenses before expense reductions	5,388,235
Expense reductions	(234)
Total expenses after expense reductions	5,388,001
Net investment income	9,275,930
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	34,254,632
Swap contracts	800
Futures	6,979,890
Foreign currency	2,148,938
43,384,260
Change in net unrealized appreciation (depreciation) on: Investments (net of deferred foreign taxes credit of $13,439)	49,701,934
Futures	(1,169,886)
Foreign currency	881,688
49,413,736
Net gain (loss)	92,797,996
Net increase (decrease) in net assets resulting from operations	$102,073,926

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended April 30, 2011 (Unaudited)	Year Ended October 31, 2010
Operations: Net investment income	$9,275,930	$17,883,007
Net realized gain (loss)	43,384,260	73,291,149
Change in net unrealized appreciation (depreciation)	49,413,736	47,163,254
Net increase (decrease) in net assets resulting from operations	102,073,926	138,337,410
Distributions to shareholders from: Net investment income: Class A	(5,692,336)	(18,122,403)
Class B	(11,739)	(164,087)
Class C	(51,054)	(256,286)
Class S	(1,966,931)	(5,832,145)
Institutional Class	(35,926)	(85,729)
Net realized gains: Class A	—	(7,444,729)
Class B	—	(128,096)
Class C	—	(181,861)
Class S	—	(2,126,459)
Institutional Class	—	(28,716)
Total distributions	(7,757,986)	(34,370,511)
Fund share transactions: Proceeds from shares sold	23,530,095	43,567,809
Reinvestment of distributions	7,268,353	32,097,007
Payments for shares redeemed	(95,805,955)	(191,860,076)
Net increase (decrease) in net assets from Fund share transactions	(65,007,507)	(116,195,260)
Increase from regulatory settlements (see Note G)	—	54,914
Increase (decrease) in net assets	29,308,433	(12,173,447)
Net assets at beginning of period	1,165,840,715	1,178,014,162
Net assets at end of period (including undistributed net investment income of $1,268,613 and $249,331, respectively)	$1,195,149,148	$1,165,840,715

The accompanying notes are an integral part of the financial statements.

Financial Highlights
Class A Years Ended October 31,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$8.85		$8.10	$7.11		$10.25		$9.70		$8.99
Income (loss) from investment operations: Net investment incomeb	.07		.13	.16		.23		.26		.23	e
Net realized and unrealized gain (loss)	.73		.86	.96		(3.05)		.61		.69
Total from investment operations	.80		.99	1.12		(2.82)		.87		.92
Less distributions from: Net investment income	(.06)		(.17)	(.13)		(.23)		(.32)		(.21)
Net realized gains	—		(.07)	—		(.05)		—		—
Tax return of capital	—		—	—		(.04)		—		—
Total distributions	(.06)		(.24)	(.13)		(.32)		(.32)		(.21)
Net asset value, end of period	$9.59		$8.85	$8.10		$7.11		$10.25		$9.70
Total Return (%)c	9.07	**	12.44	15.93	d	(28.25	)d	9.08	d	10.40	d,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	889		874	885		815		1,299		1,367
Ratio of expenses before expense reductions (%)	.95	*	.97	.98		.99		.92		.97
Ratio of expenses after expense reductions (%)	.95	*	.97	.97		.96		.92		.92
Ratio of net investment income (%)	1.57	*	1.51	2.24		2.51		2.59		2.56	e
Portfolio turnover rate (%)	70	**	251	204		276		188		98
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized

Class B Years Ended October 31,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$8.85		$8.11	$7.15		$10.30		$9.75		$9.01
Income (loss) from investment operations: Net investment incomeb	.02		.04	.11		.22		.24		.21	e
Net realized and unrealized gain (loss)	.73		.87	.95		(3.07)		.60		.70
Total from investment operations	.75		.91	1.06		(2.85)		.84		.91
Less distributions from: Net investment income	(.01)		(.10)	(.10)		(.21)		(.29)		(.17)
Net realized gains	—		(.07)	—		(.05)		—		—
Tax return of capital	—		—	—		(.04)		—		—
Total distributions	(.01)		(.17)	(.10)		(.30)		(.29)		(.17)
Net asset value, end of period	$9.59		$8.85	$8.11		$7.15		$10.30		$9.75
Total Return (%)c	8.51	d**	11.25	15.19	d	(28.34	)d	8.79	d	10.18	d,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8		10	17		22		52		77
Ratio of expenses before expense reductions (%)	1.98	*	2.00	1.90		1.90		1.89		1.99
Ratio of expenses after expense reductions (%)	1.98	*	2.00	1.69		1.13		1.13		1.16
Ratio of net investment income (%)	.54	*	.48	1.51		2.34		2.37		2.32	e
Portfolio turnover rate (%)	70	**	251	204		276		188		98
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized

Class C Years Ended October 31,	2011	a	2010	2009	2008		2007	2006
Selected Per Share Data
Net asset value, beginning of period	$8.84		$8.08	$7.10	$10.22		$9.68	$8.97
Income (loss) from investment operations: Net investment incomeb	.03		.06	.10	.15		.18	.16	e
Net realized and unrealized gain (loss)	.73		.87	.94	(3.03)		.59	.69
Total from investment operations	.76		.93	1.04	(2.88)		.77	.85
Less distributions from: Net investment income	(.02)		(.10)	(.06)	(.15)		(.23)	(.14)
Net realized gains	—		(.07)	—	(.05)		—	—
Tax return of capital	—		—	—	(.04)		—	—
Total distributions	(.02)		(.17)	(.06)	(.24)		(.23)	(.14)
Net asset value, end of period	$9.58		$8.84	$8.08	$7.10		$10.22	$9.68
Total Return (%)c	8.63	**	11.49	15.11	(28.85	)d	8.05	9.52	d,e
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	22		21	22	18		31	33
Ratio of expenses before expense reductions (%)	1.77	*	1.79	1.81	1.82		1.75	1.77
Ratio of expenses after expense reductions (%)	1.77	*	1.79	1.81	1.82		1.75	1.76
Ratio of net investment income (%)	.74	*	.68	1.39	1.65		1.75	1.72	e
Portfolio turnover rate (%)	70	**	251	204	276		188	98
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return does not reflect the effect of any sales charges.
d Total return would have been lower had certain expenses not been reduced.
e Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized

Class S Years Ended October 31,	2011	a	2010	2009		2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$8.85		$8.10	$7.11		$10.25		$9.71		$8.99
Income (loss) from investment operations: Net investment incomeb	.08		.14	.18		.25		.28		.25	d
Net realized and unrealized gain (loss)	.73		.87	.95		(3.06)		.60		.70
Total from investment operations	.81		1.01	1.13		(2.81)		.88		.95
Less distributions from: Net investment income	(.07)		(.19)	(.14)		(.24)		(.34)		(.23)
Net realized gains	—		(.07)	—		(.05)		—		—
Tax return of capital	—		—	—		(.04)		—		—
Total distributions	(.07)		(.26)	(.14)		(.33)		(.34)		(.23)
Net asset value, end of period	$9.59		$8.85	$8.10		$7.11		$10.25		$9.71
Total Return (%)	9.17	**	12.84	16.17	c	(28.11	)c	9.17	c	10.76	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	271		258	251		245		393		411
Ratio of expenses before expense reductions (%)	.74	*	.77	.80		.79		.73		.85
Ratio of expenses after expense reductions (%)	.74	*	.77	.72		.77		.73		.74
Ratio of net investment income (%)	1.77	*	1.70	2.48		2.70		2.78		2.74	d
Portfolio turnover rate (%)	70	**	251	204		276		188		98
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized

Institutional Class Years Ended October 31,	2011	a	2010	2009	2008		2007		2006
Selected Per Share Data
Net asset value, beginning of period	$8.86		$8.11	$7.12	$10.26		$9.72		$9.01
Income (loss) from investment operations: Net investment incomeb	.09		.16	.19	.26		.29		.26	d
Net realized and unrealized gain (loss)	.73		.87	.95	(3.06)		.60		.69
Total from investment operations	.82		1.03	1.14	(2.80)		.89		.95
Less distributions from: Net investment income	(.08)		(.21)	(.15)	(.25)		(.35)		(.24)
Net realized gains	—		(.07)	—	(.05)		—		—
Tax return of capital	—		—	—	(.04)		—		—
Total distributions	(.08)		(.28)	(.15)	(.34)		(.35)		(.24)
Net asset value, end of period	$9.60		$8.86	$8.11	$7.12		$10.26		$9.72
Total Return (%)	9.38	**	12.85	16.23	(27.99	)c	9.32	c	10.76	c,d
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	5		4	3	.27		.42		.42
Ratio of expenses before expense reductions (%)	.59	*	.60	.57	.75		.68		.74
Ratio of expenses after expense reductions (%)	.59	*	.60	.57	.71		.61		.60
Ratio of net investment income (%)	1.93	*	1.87	2.63	2.76		2.89		2.88	d
Portfolio turnover rate (%)	70	**	251	204	276		188		98
a For the six months ended April 30, 2011 (Unaudited).
b Based on average shares outstanding during the period.
c Total return would have been lower had certain expenses not been reduced.
d Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.007 per share and an increase in the ratio of net investment income of 0.07%. Excluding this non-recurring income, total return would have been 0.07% lower.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS Balanced Fund (the "Fund") is a diversified series of DWS Market Trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. Prior to February 1, 2011, DWS Market Trust was named DWS Balanced Fund.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares of the Fund are closed to new purchases, except exchanges or the reinvestment of dividends or other distributions. Class B shares were offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not automatically convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and generally have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are generally not available to new investors except under certain circumstances.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, administration fee, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and exchange-traded funds ("ETFs") are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2.

Debt securities and senior loans are valued by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost, which approximates value, and are categorized as Level 2. Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities; the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund lends securities to certain financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Senior Loans. Senior loans are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged through private negotiations between the borrower and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. All Senior Loans involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Fund is able to repurchase them. There can be no assurance that the Fund's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transaction from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

At October 31, 2010, the Fund had a net tax basis capital loss carryforward of approximately $151,368,000, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until October 31, 2017, the expiration date.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted. Under the Act, net capital losses may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As a result of this ordering rule, pre-enactment capital loss carryforwards may expire unused, whereas under the previous rules these losses may have been utilized. This change is effective for fiscal years beginning after the date of enactment.

The Fund has reviewed the tax positions for the open tax years as of October 31, 2010 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Net investment income of the Fund, if any, is declared and distributed to shareholders quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in mortgage-backed securities, premium amortization on debt securities, investments in futures, investments in passive foreign investment companies, forward foreign currency exchange contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss) and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. For the six months ended April 30, 2011, the Fund bought credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer, or to hedge the risk of default on Fund securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a US or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts in order to hedge against the risk of a credit event on debt securities, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfY its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

There were no open credit default swap contracts as of April 30, 2011. For the six months ended April 30, 2011, the investment in credit default swap contracts purchased had a total notional value generally indicative of a range from $0 to approximately $45,000.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended April 30, 2011, the Fund used futures contracts to gain exposure to different parts of the yield curve while managing overall duration, and to gain an exposure to a particular asset class or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the stock market. In addition, the Fund seeks to enhance returns by employing a global tactical asset allocation overlay strategy by entering into futures contracts on fixed-income securities, including on bond and equity indices. For the six months ended April 30, 2011, as part of this strategy, the Fund used futures contracts to attempt to take advantage of inefficiencies within the global equity and bond markets.

Futures contracts are valued at the most recent settlement price. Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange traded, counterparty risk is minimized as the exchange's clearinghouse acts as the counterparty and guarantees the futures against default.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund's ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.

A summary of the open futures contracts as of April 30, 2011, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in futures contracts purchased had a total notional value generally indicative of a range from approximately $207,188,000 to $590,753,000 and the investment in futures contracts sold had a total notional value generally indicative of a range from approximately $225,217,000 to $404,064,000.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended April 30, 2011, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings, to facilitate transactions in foreign currency denominated securities and to enhance the total returns. The Fund also entered into forward currency contracts as part of its global tactical asset allocation overlay strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of April 30, 2011, is included in a table following the Fund's Investment Portfolio. For the six months ended April 30, 2011, the investment in forward currency contracts short vs. US dollars had a total contract value generally indicative of a range from approximately $45,693,000 to $189,704,000 and the investment in forward currency contracts long vs. US dollars had a total contract value generally indicative of a range from approximately $47,415,000 to $225,431,000.

The following tables summarize the value of the Fund's derivative instruments held as of April 30, 2011 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Asset Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$3,050,645	$—	$3,050,645
Interest Rate Contracts (b)	—	953,689	953,689
	$3,050,645	$953,689	$4,004,334

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized appreciation on open forward foreign currency exchange contracts

(b) Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Liability Derivatives	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$(2,262,124)	$—	$(2,262,124)
Interest Rate Contracts (b)	—	(2,080,031)	(2,080,031)
	$(2,262,124)	$(2,080,031)	$(4,342,155)

Each of the above derivatives is located in the following Statement of Assets and Liabilities accounts:

(a) Unrealized depreciation on open forward foreign currency exchange contracts

(b) Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended April 30, 2011 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Futures Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$2,303,689	$—	$—	$2,303,689
Equity Contracts (b)	—	669,667	—	669,667
Interest Rate Contracts (b)	—	6,310,223	—	6,310,223
Credit Contracts (b)	—	—	800	800
	$2,303,689	$6,979,890	$800	$9,284,379

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from futures and swap contracts, respectively
Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Futures Contracts	Total
Foreign Exchange Contracts (a)	$815,310	$—	$815,310
Equity Contracts (b)	—	177,118	177,118
Interest Rate Contracts (b)	—	(1,347,004)	(1,347,004)
	$815,310	$(1,169,886)	$(354,576)

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on futures

C. Purchases and Sales of Securities

During the six months ended April 30, 2011, purchases and sales of investment securities (excluding short-term investments and US Treasury securities) aggregated $700,203,887 and $775,084,742, respectively. Purchases and sales of US Treasury securities aggregated $64,166,738 and $66,138,399, respectively.

D. Related Parties

Management Agreement. Under the Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund or delegates such responsibility to the Fund's subadvisor. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Amended and Restated Management Agreement.

QS Investors, LLC ("QS Investors") acts as an investment subadvisor to the Fund. QS Investors renders strategic asset allocation services and manages the portion of assets allocated to the Fund's global tactical asset allocation overlay strategy. QS Investors is paid by the Advisor, not the Fund, for the services QS Investors provides to the Fund.

Pursuant to a written contract with the Advisor, Deutsche Asset Management International GmbH ("DeAMi"), a direct, wholly owned subsidiary of Deutsche Bank AG, serves as a subadvisor to the Fund and is responsible for portfolio management of a portion of the large cap value allocation of the Fund. DeAMi is paid for its services by the Advisor from its fee as Investment Advisor to the Fund.

Under the Management Agreement, the Fund pays a monthly management fee based on the Fund's average daily net assets, computed and accrued daily and payable monthly at the following rates:
First $1.5 billion of the Fund's average daily net assets	.370%
Next $500 million of such net assets	.345%
Next $1.5 billion of such net assets	.310%
Next $2.0 billion of such net assets	.300%
Next $2.0 billion of such net assets	.290%
Next $2.5 billion of such net assets	.280%
Next $2.5 billion of such net assets	.270%
Over $12.5 billion of such net assets	.260%

Accordingly, for the six months ended April 30, 2011, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.37% of the Fund's average daily net assets.

For the period from October 1, 2010 through September 30, 2011, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of Class B shares to the extent necessary to maintain the operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 1.97%.

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the six months ended April 30, 2011, the Administration Fee was $583,133, of which $96,792 is unpaid.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement among DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended April 30, 2011, the amounts charged to the Fund by DISC were as follows:
Services to Shareholders	Total Aggregated	Waived	Unpaid at April 30, 2011
Class A	$544,419	$—	$351,166
Class B	18,296	234	14,105
Class C	20,451	—	12,334
Class S	221,196	—	153,666
Institutional Class	449	—	349
	$804,811	$234	$531,620

Distribution and Service Fees. Under the Fund's Class B and C 12b-1 Plans, DWS Investments Distributors, Inc. ("DIDI"), an affiliate of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of each of Class B and C shares shares. In accordance with the Fund's Underwriting and Distribution Services Agreement, DIDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended April 30, 2011, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at April 30, 2011
Class B	$34,311	$12,629
Class C	79,070	16,214
	$113,381	$28,843

In addition, DIDI provides information and administrative services for a fee ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DIDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended April 30, 2011, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at April 30, 2011	Annualized Effective Rate
Class A	$1,061,448	$527,571	.24%
Class B	11,220	5,404	.25%
Class C	26,128	13,018	.25%
	$1,098,796	$545,993

Underwriting and Contingent Deferred Sales Charge. DIDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended April 30, 2011 aggregated $22,011.

In addition, DIDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended April 30, 2011, the CDSC for Class B and C shares aggregated $8,243 and $260, respectively. A deferred sales charge of up to 1% is assessed on certain redemptions for Class A shares.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory, filing services to the Fund. For the six months ended April 30, 2011, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $17,207, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Line of Credit

The Fund and other affiliated funds (the "Participants") share in a $450 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if LIBOR exceeds the Federal Funds Rate the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:
	Six Months Ended April 30, 2011		Year Ended October 31, 2010
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,410,108	$12,891,622	3,614,501	$30,702,592
Class B	19,101	173,311	83,923	706,918
Class C	169,447	1,550,221	241,926	2,048,014
Class S	852,069	7,719,272	1,188,412	10,096,682
Institutional Class	129,250	1,195,669	1,531	13,603
		$23,530,095		$43,567,809
Shares issued to shareholders in reinvestment of distributions
Class A	588,269	$5,366,779	2,855,438	$24,001,581
Class B	1,236	11,382	33,872	284,721
Class C	5,302	48,554	48,818	409,846
Class S	197,931	1,805,761	867,670	7,293,947
Institutional Class	3,923	35,877	12,705	106,912
		$7,268,353		$32,097,007
Shares redeemed
Class A	(7,944,176)	$(72,829,889)	(17,104,714)	$(144,496,251)
Class B	(254,313)	(2,337,335)	(1,073,814)	(9,081,073)
Class C	(217,731)	(1,998,247)	(636,163)	(5,366,469)
Class S	(1,993,550)	(18,287,384)	(3,890,482)	(32,834,980)
Institutional Class	(38,493)	(353,100)	(9,797)	(81,303)
		$(95,805,955)		$(191,860,076)
Net increase (decrease)
Class A	(5,945,799)	$(54,571,488)	(10,634,775)	$(89,792,078)
Class B	(233,976)	(2,152,642)	(956,019)	(8,089,434)
Class C	(42,982)	(399,472)	(345,419)	(2,908,609)
Class S	(943,550)	(8,762,351)	(1,834,400)	(15,444,351)
Institutional Class	94,680	878,446	4,439	39,212
		$(65,007,507)		$(116,195,260)

G. Regulatory Settlements

On December 21, 2006, the Advisor settled proceedings with the SEC and the New York Attorney General regarding alleged improper trading of fund shares. In accordance with the distribution plan, developed by a distribution consultant, settlement proceeds were distributed to affected shareholders of the Fund, and unclaimed proceeds were then paid to the Fund in the amount of $30,243. In addition, the Fund received $24,671 of non-affiliated regulatory settlements. These payments are included in "Increase from regulatory settlements" in the Statement of Changes in Net Assets. The amounts of the payments were less than 0.01% of the Fund's average net assets, thus having no impact on total return.

Summary of Management Fee Evaluation by Independent Fee Consultant

October 3, 2010

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Funds (formerly the DWS Scudder Funds). My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2010, including my qualifications, the evaluation process for each of the DWS Funds, consideration of certain complex-level factors, and my conclusions. I served in substantially the same capacity in 2007, 2008, and 2009.

Qualifications

For more than 35 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past ten years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 118 publicly offered Fund portfolios in the DWS Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Fund. These similar products included the other DWS Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Funds are reasonable.

Thomas H. Mack

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, B, C and S also have the ability to purchase, exchange or redeem shares using this system.
For more information, contact your financial advisor. You may also access our automated telephone system or speak with a DWS Investments representative by calling the appropriate number below:
For shareholders of Classes A, B, C and Institutional Class:
(800) 621-1048
For shareholders of Class S:
(800) 728-3337

Web Site
www.dws-investments.com
View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.
Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

Written Correspondence	DWS Investments PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Investments Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

	Class A	Class B	Class C	Class S	Institutional Class
Nasdaq Symbol	KTRAX	KTRBX	KTRCX	KTRSX	KTRIX
CUSIP Number	23336W 106	23336W 205	23336W 304	23336W 502	23336W 601
Fund Number	002	202	302	2033	1402

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 621-1048 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas, Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2010

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board.  The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Paul K. Freeman, Independent Chairman, DWS Funds, P.O. Box 101833, Denver, CO 80250-1833.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Balanced Fund, a series of DWS Market Trust

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck W. Douglas Beck President

Date:	June 28, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	June 28, 2011